Common shares (Details) - USD ($)		2 Months Ended	4 Months Ended	7 Months Ended	12 Months Ended
	Feb. 23, 2022	Feb. 22, 2022	Jun. 17, 2020	Sep. 30, 2022	Dec. 31, 2020	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, shares	49,999,998	100,384,435		49,999,998	100,234,973
RSU share issuance (in shares)			149,462		149,462
Cancellation of Predecessor equity (in shares)		$ (100,384,435)
Shares issued upon emergence (in shares)		49,999,998		49,999,998
Ending balance, shares		49,999,998		49,999,998	100,384,435
Beginning balance, common stock value	$ 500,000	$ 10,038,444		$ 500,000	$ 10,000,000
Cancellation of Predecessor equity		(10,038,444)
Issuance of Successor common stock		500,000
Ending balance, common stock value		$ 500,000		$ 500,000	$ 10,038,444
Common shares, par value (in dollars per share)	$ 0.01	$ 0.1		$ 0.01	$ 0.1	$ 0.01	$ 0.01	$ 0.1	$ 0.1
Cancellation of Predecessor equity (usd per share)		0.1
Issuance of Successor common stock (usd per share)		$ 0.01